Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiaries
Schedule of subsidiaries

The Group’s ultimate parent company is TVF, while subsidiaries and associates of the Company as at 31 December 2025 and 31 December 2024 are as follows:

			Effective Ownership Interest
Subsidiaries	Country of		31 December	31 December
Name	Incorporation	Business	2025 (%)	2024 (%)
Turktell	Türkiye	Information technology, value added GSM services and entertainment investments	100	100
Turkcell Superonline	Türkiye	Telecommunications, television services and content services	100	100
Turkcell Dijital	Türkiye	Digitalization services and products	100	100
Turkcell Satış	Türkiye	Sales, delivery and digital sales services	100	100
Turkcell Teknoloji	Türkiye	Research and development	100	100
Turkcell Gayrimenkul	Türkiye	Property investments	100	100
Turkcell Enerji	Türkiye	Electricity energy trade and wholesale and retail electricity sales	100	100
Boyut Enerji	Türkiye	Electricity energy trade and wholesale and retail electricity sales	100	100
Turkcell Finansman	Türkiye	Consumer financing services	100	100
Turkcell Sigorta	Türkiye	Insurance agency activities	100	100
Turkcell Dijital Sigorta	Türkiye	Dijital agency activities	100	100
Turkcell Ödeme	Türkiye	Payment services and e-money license	100	100
Lifecell Dijital Servisler	Türkiye	Development and providing of digital services and products	100	100
Lifecell Bulut (***)	Türkiye	Cloud solutions services	—	100
Lifecell TV	Türkiye	Online radio, television and on-demand streaming services	100	100
Lifecell Müzik	Türkiye	Radio, television and on-demand streaming services	100	100
Global Tower	Türkiye	Telecommunications infrastructure business	100	100
Atmosware Teknoloji	Türkiye	Develop software products and services, training software developers	100	100
Beltower	Republic of Belarus	Telecommunications infrastructure business	100	100
Eastasian	Netherlands	Telecommunications investments	100	100
Kıbrıs Telekom	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Lifecell Digital	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Turkcell Dijital Teknolojileri	Turkish Republic of Northern Cyprus	Electronic payment services	100	100
Turkcell Global Bilgi	Türkiye	Customer relations and human resources management	100	100
Rehberlik (*)	Türkiye	Directory assistance	—	100
Lifecell Ventures	Netherlands	Telecommunications investments	100	100
Paycell LLC (**)	Ukraine	Consumer financing services	100	100
Paycell Europe	Germany	Payment services and e-money	100	100
Yaani	Netherlands	Internet search engine and browser services	100	100
BiP B.V.	Netherlands	Providing digital services and products	100	100
BiP A.S.	Türkiye	Providing digital services and products	100	100
BeST	Republic of Belarus	Telecommunications	100	100
Turkcell GSYF	Türkiye	Venture capital investment fund	100	100
Sofra	Türkiye	Meal coupons and cards	100	100
Artel (****)	Türkiye	Data processing	—	100
Ultia	Türkiye	Information technology	100	100
TDC	Türkiye	Data center and cloud services	100	100
Lifetech	Republic of Belarus	Information technology, programming and technical support	100	100
Turkcell Dijital Eğitim	Türkiye	Digital education	100	100
(*)	The liquidation process of Rehberlik Hizmetleri Servisi A.Ş. was completed as of 11 March 2025.
(**)	As of 27 January 2025, it was decided to liquidate Paycell LLC, established in Ukraine.

(***)As of 7 May 2025, The Company was merged with Lifecell Dijital Servisler.

(****)As of 16 September 2025, The Company was merged with Turkcell.